FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial instrument disclosures as at December 31, 2018 are in accordance with IFRS 9; prior period amounts have not been restated (refer to Note 2 of the consolidated financial statements for additional information).

a)	Financial Instrument Classification
The following tables list the company’s financial instruments by their respective classification as at December 31, 2018 and 2017:

AS AT DEC. 31, 2018 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$8,390	$8,390
Other financial assets
Government bonds	68	20	—	88
Corporate bonds	536	96	273	905
Fixed income securities and other	570	311	156	1,037
Common shares and warrants	689	1,690	—	2,379
Loans and notes receivable	50	—	1,768	1,818
	1,913	2,117	2,197	6,227
Accounts receivable and other[2]	2,113	—	10,449	12,562
	$4,026	$2,117	$21,036	$27,179
Financial liabilities
Corporate borrowings	$—	$—	$6,409	$6,409
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	103,209	103,209
Subsidiary borrowings	—	—	8,600	8,600
	—	—	111,809	111,809
Accounts payable and other[2]	3,362	—	20,627	23,989
Subsidiary equity obligations	1,725	—	2,151	3,876
	$5,087	$—	$140,996	$146,083

1.	Financial assets include $7.2 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $1.5 billion included in accounts receivable and other and $465 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2017 (MILLIONS)	Fair Value Through Profit or Loss	Available for Sale	Loans and Receivables/Other Financial Liabilities
Measurement basis	(Fair Value)	(Fair Value)	(Amortized Cost)	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$5,139	$5,139
Other financial assets
Government bonds	34	15	—	49
Corporate bonds	382	253	8	643
Fixed income securities and other	230	432	—	662
Common shares and warrants	585	1,247	—	1,832
Loans and notes receivable	63	—	1,551	1,614
	1,294	1,947	1,559	4,800
Accounts receivable and other[2]	1,383	—	8,233	9,616
	$2,677	$1,947	$14,931	$19,555
Financial liabilities
Corporate borrowings	$—	$—	$5,659	$5,659
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	63,721	63,721
Subsidiary borrowings	—	—	9,009	9,009
	—	—	72,730	72,730
Accounts payable and other[2]	3,841	—	14,124	17,965
Subsidiary equity obligations	1,559	—	2,102	3,661
	$5,400	$—	$94,615	$100,015

1.	Financial assets include $4.1 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $630 million included in accounts receivable and other and $950 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

Gains or losses arising from changes in the fair value through profit or loss (“FVTPL”) financial assets are presented in the Consolidated Statements of Operations in the period in which they arise. Dividends from FVTPL and fair value through other comprehensive income (“FVTOCI”) financial assets are recognized in the Consolidated Statements of Operations when the company’s right to receive payment is established. Interest on FVTOCI financial assets is calculated using the effective interest method and reported in our Consolidated Statements of Operations.
FVTOCI debt and equity securities are recorded on the balance sheet at fair value with changes in fair value recorded through other comprehensive income. As at December 31, 2018, the unrealized gains and losses relating to the fair value of FVTOCI securities amounted to $212 million (2017 – available for sale gains of $26 million) and $152 million (2017 – available for sale losses of $nil), respectively.
During the year ended December 31, 2018, $nil of net deferred losses (2017 – $69 million) previously recognized in accumulated other comprehensive income were reclassified to net income as a result of the disposition or impairment of certain of our FVTOCI financial assets that are not equity instruments.
Included in cash and cash equivalents is $7.7 billion (2017 – $4.5 billion) of cash and $685 million (2017 – $635 million) of short-term deposits as at December 31, 2018.

b)	Carrying and Fair Value
The following table provides the carrying values and fair values of financial instruments as at December 31, 2018 and 2017:

	2018		2017
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$8,390	$8,390	$5,139	$5,139
Other financial assets
Government bonds	88	88	49	49
Corporate bonds	905	905	643	643
Fixed income securities and other	1,037	1,037	662	662
Common shares and warrants	2,379	2,379	1,832	1,832
Loans and notes receivable	1,818	1,818	1,614	1,657
	6,227	6,227	4,800	4,843
Accounts receivable and other	12,562	12,562	9,616	9,616
	$27,179	$27,179	$19,555	$19,598
Financial liabilities
Corporate borrowings	$6,409	$6,467	$5,659	$6,087
Non-recourse borrowings of managed entities
Property-specific borrowings	103,209	104,291	63,721	65,399
Subsidiary borrowings	8,600	8,557	9,009	9,172
	111,809	112,848	72,730	74,571
Accounts payable and other	23,989	23,989	17,965	17,965
Subsidiary equity obligations	3,876	3,876	3,661	3,661
	$146,083	$147,180	$100,015	$102,284

The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2018	2017
Current	$3,382	$2,568
Non-current	2,845	2,232
Total	$6,227	$4,800

c)    Fair Value Hierarchy Levels
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2018			2017
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$88	$—	$—	$49	$—
Corporate bonds	—	632	—	127	508	—
Fixed income securities and other	22	369	490	20	233	409
Common shares and warrants	1,928	229	222	1,586	—	246
Loans and notes receivables	—	46	4	—	62	1
Accounts receivable and other	44	1,990	79	15	1,155	213
	$1,994	$3,354	$795	$1,748	$2,007	$869
Financial liabilities
Accounts payable and other	$81	$2,622	$659	$134	$3,003	$704
Subsidiary equity obligations	—	85	1,640	—	—	1,559
	$81	$2,707	$2,299	$134	$3,003	$2,263

During the years ended December 31, 2018 and 2017, there were no transfers between Level 1, 2 or 3.
Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. If bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2018	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$1,990 /
Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

	(2,622)
Other financial assets ..................	1,364	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(85)	Aggregated market prices of underlying investments

Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2018	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$490	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares (common shares and warrants)	222	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,640)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	79 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
(659)
			• Forward exchange rates (from observable forward exchange rates at the end of the reporting period)	• Increases (decreases) in the forward exchange rate increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value

The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2018 and 2017:

	2018		2017
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$869	$2,263	$1,739	$1,449
Fair value changes in net income	(113)	(89)	(313)	(2)
Fair value changes in other comprehensive income[1]	(2)	(48)	5	67
Additions, net of disposals	41	173	(562)	749
Balance, end of year	$795	$2,299	$869	$2,263

1.	Includes foreign currency translation.
The following table categorizes liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2018			2017
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$6,376	$91	$—	$6,087	$—	$—
Property-specific borrowings	6,918	30,214	67,159	2,123	24,502	38,774
Subsidiary borrowings	3,640	2,355	2,562	3,825	2,030	3,317
Subsidiary equity obligations	—	—	2,151	—	—	2,102

Fair values of Level 2 and Level 3 liabilities measured at amortized cost but for which fair values are disclosed are determined using valuation techniques such as adjusted public pricing and discounted cash flows.

d)	Hedging Activities
The company uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest, currency, credit and other market risks. Derivative financial instruments are recorded at fair value. For certain derivatives which are used to manage exposures, the company determines whether hedge accounting can be applied. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.

i.	Cash Flow Hedges
The company uses the following cash flow hedges: energy derivative contracts to hedge the sale of power; interest rate swaps to hedge the variability in cash flows or future cash flows related to a variable rate asset or liability; and equity derivatives to hedge long-term compensation arrangements. For the year ended December 31, 2018, pre-tax net unrealized gains of $38 million (2017 – $42 million) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As at December 31, 2018, there was an unrealized derivative asset balance of $468 million relating to derivative contracts designated as cash flow hedges (2017 – $349 million asset).

ii.	Net Investment Hedges
The company uses foreign exchange contracts and foreign currency denominated debt instruments to manage its foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2018, unrealized pre-tax net gains of $999 million (2017 – net unrealized losses of $748 million) were recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2018, there was an unrealized derivative asset balance of $523 million relating to derivative contracts designated as net investment hedges (2017 – liability balance of $676 million).

e)	Netting of Financial Instruments
Financial assets and liabilities are offset with the net amount reported in the Consolidated Balance Sheets where the company currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
The company enters into derivative transactions under International Swaps and Derivatives Association (“ISDA”) master netting agreements. In general, under such agreements the amounts owed by each counterparty on a single day are aggregated into a single net amount that is payable by one party to the other. The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2018	2017	2018	2017
Gross amounts of financial instruments before netting	$2,367	$1,605	$1,873	$2,124
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(254)	(223)	(250)	(267)
Net amount of financial instruments in Consolidated Balance Sheets	$2,113	$1,382	$1,623	$1,857